Summary of significant accounting policies (Details Textual)	12 Months Ended
Dec. 31, 2017
Credit Insurance Coverage Deduction Rate	10.00%
Description of other information used to assess credit quality	until reaching 100% of the balance in most of the debts older than 180 days, with the exception of those cases that in accordance with current policies, losses are estimated due to partial deterioration based on a case by case analysis. Impairment losses are recorded in the Consolidated Statemet of Income in the period incurred.
Description of how entity determines economic relationship between hedged item and hedging instrument for purpose of assessing hedge effectiveness	A hedge is considered effective when changes in the cash flows of the underlying directly attributable to the risk hedged are offset with the changes in fair value, or in the cash flows of the hedging instrument with effectiveness between 80% to 125%.
Domestic Market [Member] | Trade receivables [member]
Credit Insurance Coverage Rate For Accounts Receivables	90.00%
International Market [Member] | Trade receivables [member]
Credit Insurance Coverage Rate For Accounts Receivables	99.00%